VANECK HIP SUSTAINABLE MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)
1
Par
(000's) Value
MUNICIPAL BONDS: 98.2%
Arizona : 3.0%
Arizona Industrial Development
Authority, Educational
Facility, KIPP NYC Public
Charter Schools - Macombs
Facility Project, Series A (RB)
4.00%, 07/01/51 (c) $ 400 $ 352,312
Underline
California : 19.1%
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
4.00%, 11/15/42 (c) 300 297,296
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/51 (c) 475 484,688
El Dorado Irrigation District,
Series C (RB)
4.00%, 03/01/34 (c) 250 252,401
Los Angeles Unified School
District, Series A (GO)
5.00%, 07/01/28 (c) 250 251,856
San Francisco City & County,
International Airport, Series
E (RB)
5.00%, 05/01/34 (c) 370 387,912
State of California, Various
Purpose (GO)
5.00%, 04/01/27 250 262,228
University of California, Series
BB (RB)
5.00%, 05/15/49 (c) 250 261,022
2,197,403
Colorado : 2.2%
State of Colorado, Series A (CP)
4.00%, 12/15/40 (c) 250 250,785
Underline
Connecticut : 2.2%
State of Connecticut, Series A
(GO)
4.00%, 04/15/36 (c) 250 252,689
Underline
Hawaii : 4.5%
City and County of Honolulu,
Wastewater System, Series
A (RB)
4.00%, 07/01/33 (c) 510 514,190
Underline
Massachusetts : 2.2%
Commonwealth of
Massachusetts Federal
Highway Grant Anticipation
Notes, Series A (RB)
5.00%, 06/15/27 (c) 250 250,371
Underline
Michigan : 2.0%
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/49 (c) 250 229,672
Underline
Par
(000’s) Value
Nevada : 2.1%
Las Vegas Valley Water District,
Series A (GO)
4.00%, 06/01/46 (c) $ 250 $ 239,542
Underline
New York : 24.8%
City of New York, Series B-1
(GO)
5.00%, 10/01/37 (c) 250 260,853
New York City Municipal Water
Finance Authority, Water &
Sewer System, Series GG (RB)
5.00%, 06/15/39 (c) 400 402,197
New York City Transitional
Finance Authority Future Tax,
Series E-1 (RB)
5.00%, 02/01/41 (c) 250 250,313
New York State Dormitory
Authority (RB) (BAM)
4.00%, 02/15/37 (c) 280 286,029
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 07/01/27 (c) 250 257,763
New York State Dormitory
Authority, New York
Columbia University, Series
A (RB)
5.00%, 10/01/47 550 633,297
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
5.00%, 03/15/42 (c) 250 265,571
Port Authority of New York &
New Jersey (RB)
5.00%, 11/15/42 (c) 500 509,206
2,865,229
North Carolina : 2.6%
University of North Carolina,
Hospitals at Chapel Hill (RB)
5.00%, 02/01/45 265 296,205
Underline
Ohio : 4.1%
County of Franklin, Hospital
Facilities (RB)
4.12%, 05/15/45 (c) 250 243,910
County of Franklin, Hospital
Facilities, Series A (RB) (XLCA)
4.00%, 05/15/47 (c) 250 233,370
477,280
Oregon : 2.2%
Oregon State, Department of
Administrative Services, State
Lottery, Series D (RB)
5.00%, 04/01/29 (c) 250 250,761
Underline
Pennsylvania : 7.3%
Commonwealth of
Pennsylvania, 2nd Series (GO)
(AGM)
4.00%, 08/15/29 (c) 250 251,029

VANECK HIP SUSTAINABLE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/46 (c) $ 250 $ 239,276
5.00%, 12/01/51 (c) 330 347,015
837,320
Texas : 8.9%
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/54 (c) 500 472,552
Wylie Independent School
District (GO)
5.00%, 08/15/39 (c) 500 557,769
1,030,321
Washington : 6.5%
City of Seattle, City Light
Department, Series A (RB)
4.00%, 07/01/51 (c) 250 238,836
Par
(000’s) Value
Washington (continued)
King County, Washington Public
Hospital District No. 1 (GO)
5.00%, 12/01/32 (c) $ 250 $ 256,808
King County, Washington
School District No. 414 (GO)
(SBG)
4.00%, 12/01/30 (c) 250 252,847
748,491
Wisconsin : 4.5%
State of Wisconsin, Department
of Transportation (RB)
5.00%, 07/01/28 (c) 265 278,051
Wisconsin Health & Educational
Facilities Authority, Aspipus,
Inc. (RB)
4.00%, 08/15/38 (c) 250 246,755
524,806
Total Municipal Bonds: 98.2%
(Cost: $11,816,798) 11,317,377
Other assets less liabilities: 1.8% 208,706
NET ASSETS: 100.0% $ 11,526,083
Definitions:
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
RB Revenue Bond
SBG School Board Guaranteed
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer